Note 5 - Short-term Investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment Owned, Balance, Principal Amount	$ 18,591	$ 17,605
Investment Owned, Cost	$ 18,389	$ 17,373